DISPOSITIONS AND ACQUISITIONS Acquisitions (Details)		1 Months Ended		3 Months Ended																		6 Months Ended	7 Months Ended	12 Months Ended
		Jun. 30, 2013 USD ($)	May 31, 2013 USD ($) $ / shares $ / bbl shares	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)		Jun. 30, 2015 USD ($)		Mar. 31, 2015 USD ($)		Dec. 31, 2014 USD ($) $ / bbl		Sep. 30, 2014 USD ($)		Jun. 30, 2014 USD ($)		Mar. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) $ / shares		Dec. 31, 2014 USD ($) $ / shares $ / bbl shares		Dec. 31, 2013 USD ($) $ / shares		Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) ft $ / shares shares	Sep. 08, 2014 USD ($)	Jun. 03, 2013 USD ($) $ / shares shares	Mar. 29, 2013 USD ($)	Mar. 07, 2013 USD ($)	Feb. 14, 2013 USD ($)
Business Acquisition [Line Items]
Royalty Trust Units, Fair Value Disclosure																																	$ 31,000,000
Redeemable noncontrolling interest				$ 764,000,000								$ 751,000,000												$ 764,000,000		$ 751,000,000							$ 259,000,000
Goodwill impairment												1,700,000,000												$ 0		$ 1,717,000,000		$ 0
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent																							3.00%	1.00%		14.00%		(1.00%)
Goodwill																$ 1,938,000,000						$ 1,938,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																6,981,000,000						6,981,000,000
Business Combination, Recognized Temporary Equity																967,000,000						967,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																1,061,000,000						1,061,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	[1]															3,917,000,000						3,917,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																11,251,000,000						11,251,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities																1,080,000,000						1,080,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets																394,000,000						394,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																262,000,000						262,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Not Subject to Depletion																11,112,000,000				$ 11,100,000,000		11,112,000,000	$ 11,100,000,000					$ 11,100,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Subject to Depletion																12,198,000,000				12,200,000,000		12,198,000,000	12,200,000,000					12,200,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																1,291,000,000						1,291,000,000
Payments of Dividends																								$ 725,000,000		$ 1,729,000,000		$ 2,537,000,000
Common Stock, Dividends, Per Share, Declared | $ / shares																								$ 0.2605		$ 1.25		$ 2.25
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																8,919,000,000						8,919,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities	[2]															0						0
Payments for Repurchase of Preferred Stock and Preference Stock																								$ 0		$ 0		$ 228,000,000
Royalty Trust Units Issued, Conversion of Debt or Equity Instrument																												17,700,000
Gain on investment in McMoRan Exploration Co. (MMR)																								0		0		$ 128,000,000
Revenues				3,516,000,000	[3]	$ 3,382,000,000	[3]	$ 3,938,000,000	[3]	$ 3,771,000,000	[3]	4,869,000,000	[4]	$ 5,317,000,000	[4]	5,136,000,000	[4]	$ 4,679,000,000	[4]					14,607,000,000	[3],[5]	20,001,000,000	[4],[5]	19,331,000,000	[5]
Operating income				(4,097,000,000)	[6],[7],[8]	(3,964,000,000)	[6],[7],[8]	(2,421,000,000)	[6],[7],[8]	(3,030,000,000)	[6],[7],[8]	(3,394,000,000)	[9],[10]	1,033,000,000	[9],[10]	1,042,000,000		$ 1,021,000,000						(13,512,000,000)	[6],[7],[8]	(298,000,000)	[9],[10]	4,820,000,000
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances				1,400,000,000		$ 1,100,000,000		$ 305,000,000		$ 458,000,000		22,000,000		$ 5,000,000		57,000,000								3,300,000,000		84,000,000		190,000,000
Gain (Loss) on Disposition of Oil and Gas Property																												$ 77,000,000
8% Convertible Perpetual Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred Stock, Dividend Rate, Percentage																												8.00%
5.75% Convertible Perpetual Preferred Stock, Series 1 [Member]
Business Acquisition [Line Items]
Preferred Stock, Dividend Rate, Percentage																												5.75%
Plains Exploration & Production Company and McMoRan Exploration Co [Member]
Business Acquisition [Line Items]
Goodwill impairment																										1,717,000,000
Adjustment to Goodwill																22,000,000										22,000,000		$ 1,916,000,000
Business Combination, Adjustment to Recognized Identifiable Assets Acquired And Liabilities Assumed Other Noncurrent Assets																42,000,000
Goodwill												$ 0								1,916,000,000			1,916,000,000			0		$ 1,916,000,000		$ 0
Business Combination, Adjustment to Recognized Identifiable Assets Acquired and Liabilities Assumed Oil and Gas Properties Subject to Depletion																5,000,000
Business Combination, Adjustment to Recognized Identifiable Assets Acquired and Liabilities Assumed Oil and Gas Properties Not Subject to Depletion																25,000,000
Kokkola Cobalt Chemicals Refinery [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition																					Mar. 29, 2013
Payments to Acquire Businesses, Gross																					$ 34,000,000
Company's direct ownership percentage																																		56.00%
Business Combination, Consideration Transferred																					$ 382,000,000
Business Acquisition, Cash Consideration Funding Percentage																																		70.00%
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																																		$ 110,000,000
Buisness Combination, Term of Contingent Consideration																												3 years
Eagle Ford [Member]
Business Acquisition [Line Items]
Adjustment to Goodwill																										(221,000,000)
Deposits																																$ 414,000,000
Deepwater Gulf of Mexico Interests [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition														Sep. 08, 2014
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Asset Retirement Costs																						10,000,000
Business Combination, Consideration Transferred														$ 496,000,000								918,000,000
Business Combination, Adjustment to Recognized Identifiable Assets Acquired and Liabilities Assumed Oil and Gas Properties Subject to Depletion														$ 509,000,000								451,000,000
Business Combination, Adjustment to Recognized Identifiable Assets Acquired and Liabilities Assumed Oil and Gas Properties Not Subject to Depletion																						477,000,000
Intersubsegment Eliminations [Member]
Business Acquisition [Line Items]
Goodwill																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																(848,000,000)						(848,000,000)
Business Combination, Recognized Temporary Equity																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	[1]															0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Not Subject to Depletion																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Subject to Depletion																0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																0						0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																(848,000,000)						(848,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities	[2]															(848,000,000)						(848,000,000)
Plains Exploration & Production Company [Member]
Business Acquisition [Line Items]
Goodwill																438,000,000						438,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																6,201,000,000						6,201,000,000
Business Combination, Recognized Temporary Equity																708,000,000						708,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																799,000,000						799,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	[1]															3,917,000,000						3,917,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																10,631,000,000						10,631,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities																906,000,000						906,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets																12,000,000						12,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																261,000,000						261,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Not Subject to Depletion																9,401,000,000						9,401,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Subject to Depletion																11,447,000,000						11,447,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																1,193,000,000						1,193,000,000
Business Acquisition, Effective Date of Acquisition			May 31, 2013																									May 31, 2013
Dividends Payable, Date to be Paid			May 31, 2013
Business Acquisition, Agreed-Upon Equity Interest Issued or Issuable, Number of Shares Per Share of Target Company | shares			0.6531
Business Acquisitions, Agreed-Upon Cost of Entity Acquired, Cash Paid Per Share | $ / shares			$ 25.00
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			91,161,000
Payments to Acquire Businesses, Gross			$ 3,800,000,000
Payments of Dividends			$ 411,000,000
Common Stock, Dividends, Per Share, Declared | $ / shares			$ 3
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			$ 6,639,000,000													6,639,000,000						6,639,000,000
Common Stock, Shares, Outstanding | shares			132,280,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares Excluding Shares Related to Employee Stock-based Awards | shares			86,392,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares Related to Employee Stock-based Awards | shares			4,769,000
Share Price | $ / shares			$ 31.05
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 2,831,000,000
Payment to Acquire Businesses, Excluding Payments for Employee Stock-based Awards	[11]		3,725,000,000
Other Payments to Acquire Businesses			83,000,000
Payment to Acquire Businesses, Per Share Consideration, Total			3,300,000,000
Payment to Acquire Businesses, Consideration for Equity Awards			$ 7,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities	[2]															848,000,000						848,000,000
Deferred Finance Costs, Noncurrent, Net																				$ 96,000,000			96,000,000					$ 96,000,000
McMoRan Exploration Co [Member]
Business Acquisition [Line Items]
Goodwill																1,500,000,000						1,500,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																1,628,000,000						1,628,000,000
Business Combination, Recognized Temporary Equity																259,000,000						259,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																262,000,000						262,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	[1]															0						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																620,000,000						620,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities																174,000,000						174,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets																382,000,000						382,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																1,000,000						1,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Not Subject to Depletion																1,711,000,000						1,711,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Subject to Depletion																751,000,000						751,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																98,000,000						98,000,000
Business Acquisition, Effective Date of Acquisition																												Jun. 03, 2013
Business Acquisitions, Agreed-Upon Cost of Entity Acquired, Cash Paid Per Share | $ / shares																																	$ 14.75
Payments to Acquire Businesses, Gross		$ 1,720,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																3,128,000,000						3,128,000,000											$ 3,128,000,000
Share Price | $ / shares			$ 16.63																														$ 16.75
Payment to Acquire Businesses, Excluding Payments for Employee Stock-based Awards		1,657,000,000
Other Payments to Acquire Businesses		$ 63,000,000
Buinsess Acquisition, Agreed-Upon Royalty Trust Units Issued or Issuable, Per Share of Target Company		1.15
Royalty Interest in Future Production																																	5.00%
Business Acquisition, Date of Acquisition Agreement																														Dec. 05, 2012
Investment Owned, Balance, Shares | shares			51,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities			$ 848,000,000													0	[2]					$ 0 [2]
Number Of Shares Of Investee Preferred Stock Purchased | shares			500,000
Preferred Stock, Dividend Rate, Percentage			5.75%
Cost-method investment			$ 432,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value		$ 1,400,000,000
Gain on investment in McMoRan Exploration Co. (MMR)																$ 128,000,000
McMoRan Exploration Co [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding | shares	[12]																																112,362,000.000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities																																	$ 854,000,000
McMoRan Exploration Co [Member] | 5.75% Convertible Perpetual Preferred Stock, Series 2 [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities																																	$ 554,000,000
Senior Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount																																			$ 6,500,000,000
Proceeds from Issuance of Long-term Debt																										$ 2,970,000,000		$ 6,400,000,000		$ 2,470,000,000
Bank Term Loan [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount				$ 4,000,000,000																				$ 4,000,000,000												$ 4,000,000,000
Term of Debt Agreement																				5 years
Tenke [Member]
Business Acquisition [Line Items]
Company's direct ownership percentage				56.00%																				56.00%
Plains Offshore Operations Inc. [Member]
Business Acquisition [Line Items]
Redeemable noncontrolling interest			$ 708,000,000
Common Stock Held In Escrow | shares																															87,000,000
Dividends Payable																				$ 47,000,000			$ 47,000,000					$ 47,000,000
Preferred Stock Dividend Rate Percentage Deferred																												2.00%
Preferred Stock Quarterly Cash Dividend Annual Rate Percentage																												8.00%
Equity Interest Held By Outside Party, Percent																															20.00%
Nondetachable Warrants | shares																										500,000					9,100,000
Class of Warrants or Rights, Exercise Price of Warrants or Rights | $ / shares																															$ 20
Proceeds from Issuance of Convertible Preferred Stock																										$ 24,000,000					$ 450,000,000
Preferred Stock Of Subsidiary | shares																										24,000					450,000
Maximum [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Energy Measure | $ / bbl			98									80														80
Minimum [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Energy Measure | $ / bbl			90									62														62
Minimum [Member] | Plains Offshore Operations Inc. [Member]
Business Acquisition [Line Items]
Depth of Oil and Gas Properties | ft																															500
Oil and Gas Operations Segment [Member]
Business Acquisition [Line Items]
Goodwill impairment	[13]																									$ 1,717,000,000
Revenues																								$ 1,994,000,000	[13],[14]	4,710,000,000	[13],[14]	$ 2,616,000,000	[15]
Operating income																								$ (14,189,000,000)	[13]	$ (4,479,000,000)	[13]	450,000,000
Business Combination, Acquisition Related Costs																												$ 74,000,000
La Generale des Carrieres et des Mines [Member] | Kokkola Cobalt Chemicals Refinery [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																		20.00%
Lundin Mining Corporation [Member] | Kokkola Cobalt Chemicals Refinery [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																		24.00%
Business Acquisition, Cash Consideration Funding Percentage																																		30.00%

[1]	Deferred income taxes have been recognized based on the estimated fair value adjustments to net assets using a 38 percent tax rate, which reflected a 35 percent federal statutory rate and a 3 percent weighted-average of the applicable statutory state tax rates (net of federal benefit).
[2]	PXP owned 51 million shares of MMR common stock, which were eliminated in FCX's consolidated balance sheet at the acquisition date of MMR.
[3]	Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.
[4]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[5]	Revenues are attributed to countries based on the location of the customer.
[6]	Includes charges at oil and gas operations of $17 million ($10 million to net loss attributable to common stockholders or $0.01 per share) in the first quarter, $22 million ($14 million to net loss attributable to common stockholders or $0.01 per share) in the second quarter, $21 million ($13 million to net loss attributable to common stockholders or $0.01 per share) in the third quarter, $129 million ($81 million to net loss attributable to common stockholders or $0.07 per share) in the fourth quarter and $188 million ($117 million to net loss attributable to common stockholders or $0.11 per share) for the year for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments related to the California properties.
[7]	Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges.
[8]	Includes charges of $3.1 billion ($2.4 billion to net loss attributable to common stockholders or $2.31 per share) in the first quarter, $2.7 billion ($2.0 billion to net loss attributable to common stockholders or $1.90 per share) in the second quarter, $3.7 billion ($3.5 billion to net loss attributable to common stockholders or $3.25 per share) in the third quarter, $3.7 billion ($3.7 billion to net loss attributable to common stockholders or $3.18 per share) in the fourth quarter and $13.1 billion ($11.6 billion to net loss attributable to common stockholders or $10.72 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, after-tax impacts to net loss include net tax charges of $458 million ($0.44 per share) in the first quarter, $305 million ($0.29 per share) in the second quarter, $1.1 billion ($1.07 per share) in the third quarter, $1.4 billion ($1.21 per share) in the fourth quarter and $3.3 billion ($3.09 per share) for the year to establish a valuation allowance primarily against U.S. federal alternative minimum tax credits and foreign tax credits, partly offset by a tax benefit related to the impairment of the Morocco oil and gas properties in the third quarter.
[9]	Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.
[10]	Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.
[11]	Cash consideration includes the payment of $25.00 in cash for each PXP share ($3.3 billion), cash paid in lieu of any fractional shares of FCX common stock, cash paid for certain equity awards ($7 million) and the value of the $3 per share PXP special cash dividend ($411 million) paid on May 31, 2013.
[12]	Excludes 51 million shares of MMR common stock owned by FCX through its acquisition of PXP on May 31, 2013.
[13]	Includes the results of Eagle Ford prior to its sale in June 2014.
[14]	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.
[15]	Includes net mark-to-market losses associated with crude oil and natural gas derivative contracts totaling $334 million for the period from June 1, 2013, to December 31, 2013